Allowance for Loan Losses and Credit Quality Information (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of non-accrual loans
Non-accruing loans	$ 29,975	$ 33,993	$ 68,100
1-4 family [Member]
Summary of non-accrual loans
Non-accruing loans	2,492	4,435
Residential developments [Member]
Summary of non-accrual loans
Non-accruing loans	23,652	13,412
Other [Member]
Summary of non-accrual loans
Non-accruing loans	1,891	9,246
Consumer [Member]
Summary of non-accrual loans
Non-accruing loans	300	699
Construction/development [Member]
Summary of non-accrual loans
Non-accruing loans	37	340
Banking [Member]
Summary of non-accrual loans
Non-accruing loans	0	1,149
Other [Member]
Summary of non-accrual loans
Non-accruing loans	$ 1,603	$ 4,712